Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Non-operating loss carryforward	$ 4,014,000	$ 3,016,000
Valuation allowance	(4,014,000)	(3,016,000)
Net deferred tax asset